Fair Value (Aggregate Fair Value, Contractual Balance (Including Accrued Interest) And Gain Or Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value [Abstract]
Aggregate fair value	$ 889	$ 1,672
Contractual balance	884	1,657
Gain (loss)	$ 5	$ 15